Related parties	12 Months Ended
Dec. 31, 2025
Disclosure Of Related Parties [Abstract]
Related parties

45. Related parties

Related parties of the Group include mainly associates and joint ventures of the Group and the Group’s key management personnel.

The following tables provide the total amount of transactions that have been entered into with related parties for the relevant financial year.

(i) Compensation of key management personnel of the Group

The compensation of key management personnel of the Group is analysed as follows:

	2025	2024	2023
Directors’ fee	428	642	849
Short-term employee benefits	3,251	3,343	2,772
Social security contributions and defined contribution plans	911	913	777
Employee benefit obligations	183	254	188
Expenses for stock options	—	367	587
Total	4,773	5,519	5,173

The amounts disclosed in the tables are the amounts recognised as an expense during the reporting period related to key management personnel. No loans and/or guarantees have been provided for or agreed to with key management personnel.

(ii) Transactions with directors of the Group

The aggregate value of transactions and outstanding balances related to directors were as follows.

	2025		2024		2023
	Cost	Amounts due	Cost	Amounts due	Cost	Amounts due
Finished products purchased from TTF	3,509	960	3,823	652	1,340	412
Purchase of agency services from the company REFLEX MARKETING	422	—	960	—	992	1
Rent service rendered by Steel Vessel Corporation	476	50	—	—	—	—
Total	4,407	1,010	4,783	652	2,332	413

	2025		2024		2023
	Income	Amounts owed	Income	Amounts owed	Income	Amounts owed
Selling of finished products to NAT STORE LTD	729	81	1,350	303	1,631	171
Selling of finished products to IN CASA GROUP PTY	2,738	726	1,741	593	1,735	732
Total	3,467	807	3,091	896	3,366	903

Following the disposal of the building located in High Point, NC, USA, the Company's U.S. subsidiary entered into a lease agreement with the purchaser, The Steel Vessel Corporation, a company owned by the majority shareholder, for a term of nine years and nine months, expiring on 31 December 2034, with an annual rent of USD 700. The lease rate is at market terms, as it was determined based on a dedicated third-party valuation report. As of December 31, 2025, the carrying amount of the lease liability is 3,733.

With reference to the purchases of finished products from the outsourcer Truong Thanh Furniture Corporation ("TTF"), which since March 2022 has become a minority partner with a 20% stake in the subsidiary Natuzzi Singapore, and, as of June 2025, also holds a 5% stake in Natuzzi Vietnam JSC, and whose president, Mr. Mai Hữu Tín, has become a Board Member of the same Natuzzi Singapore, the supply business relationship is based on agreements signed in 2020, which are still in force.

With reference to the purchase of agency services from the company REFLEX MARKETING (whose agency agreement was terminated in March 2025) and the sale of finished products to NAT STORE LTD, a company in which Mr. R. Mynett is a partner, who is also a minority shareholder at 30% in the subsidiary Natuzzi UK Retail Limited and its Board Member, the business relationship is based on pre-existing agreements predating the establishment of Natuzzi UK Retail Limited.

With reference to the sales of finished products to IN CASA GROUP PTY, Ms. J. Francis, who has served as director, is no longer a Board Member of Natuzzi Oceania PTI Ltd, having resigned from the position in September 2024..

From time to time, Directors of the Group, or their related entities, may buy goods from the Group. These purchases are made on the same terms and conditions as those entered into by the Group’s other employees or customers.

The majority shareholder and Executive Chairman of the Board of Directors, in early April 2024, granted a three year loan to the Parent Company amounting to 2,500. The loan is set to mature on March 31, 2027, with a below-market interest rate of 2.50%. The interest rate differential compared to the market interest rate has been recognized under the caption “Reserves” within the Total Equity. See notes 20 and 46.

Furthermore, during 2025, the following additional transactions involving Group directors took place:

1.
On November 21, 2025, the majority shareholder and CEO of the Group entered into an agreement with the Parent Company to support the industrial restructuring plan through a credit facility. Under this facility, the Parent Company may request, in multiple tranches until December 31, 2026, an interest-free loan of up to 15,000, with the option to convert the disbursed loan tranches into equity in the event of a capital increase. In the absence of a capital increase, the loan is repayable by December 31, 2028. The Parent Company requested and received two tranches of 5,000 each, the first at the end of November and the second in mid-December. As the loan is interest-free, a market interest rate was determined, and the benefit arising from the absence of interest was recognized in an equity reserve. See Notes 19, 20 and 46.
2.
The majority shareholder also completed the preliminary agreement signed in October 2024 for the acquisition from a U.S. subsidiary of the building located in High Point, North Carolina, USA, through the execution of the purchase deed in March 2025. The sale price, established under the preliminary agreement at USD 12.1 million, was partially paid as a deposit in October 2024 in the amount of 3,658 (USD 3.8 million), with the balance of 7,644 (USD 8.3 million) paid on March 25, 2025 upon execution of the sale agreement. The transaction was carried out at market terms, as the price was determined based on a dedicated valuation report performed in October 2024. See Notes 7 and 30. Following the sale, the U.S. subsidiary entered into a lease agreement for the entire property with a term of nine years and nine months, expiring on December 31, 2034.
3.
In June 2024, a subsidiary of the Company granted a loan to TTF, a minority shareholder of Natuzzi Singapore, for USD 1.4 million for a 12-month term, renewable for an additional 12 months. The agreed interest rate, set at USD 1-Month Libor minus 0.25%, matches the rate the subsidiary would have obtained from a bank deposit. See note 17.

(iii) Transactions with associates, joint ventures and other related parties

The following tables provide the total amount of transactions that have been entered into with such related parties for the relevant financial year. Such transactions have been conducted at arm’s length.

December 31, 2025

	Sales	Expenses	Dividends received	Amounts owed by related parties	Amounts due to related parties
Natuzzi Trading Shanghai Co, Ltd. (joint venture)	23,215	—	2,023	2,341	—
Natuzzi Texas LLC (joint venture)	1,577	—	—	4,739	—
Natuzzi Stores (UK) LTD (associate)	4,683	—	—	548	—
Natuzzi Design S.a.s. (other related party)	2,181	—	—	293	—
Natuzzi Arredamenti S.r.l. (other related party)	1,150	—	—	5	—
Natuzzi Sofa S.r.l. (other related party)	438	—	—	37	—
Total	33,244	—	2,023	7,963	—

The Parent Company received dividends declared by Natuzzi Trading Shanghai Co. Ltd in October 2025.

December 31, 2024

	Sales	Expenses	Dividends received	Amounts owed by related parties	Amounts due to related parties
Natuzzi Trading Shanghai Co, Ltd. (joint venture)	25,192	—	—	4,022	—
Natuzzi Texas LLC (joint venture)	1,251	—	—	3,515	—
Natuzzi Stores (UK) LTD (associate)	4,699	—	—	110	—
Natuzzi Design S.a.s. (other related party)	2,004	—	—	534	—
Natuzzi Arredamenti S.r.l. (other related party)	1,083	—	—	263	—
Natuzzi Sofa S.r.l. (other related party)	322	—	—	84	—
Total	34,551	—	—	8,528	—

December 31, 2023

	Sales	Expenses	Dividends received	Amounts owed by related parties	Amounts due to related parties
Natuzzi Trading Shanghai Co, Ltd. (joint venture)	26,523	—	—	4,198	—
Nars Miami LLC (associate)	167	431	—	103	75
Natuzzi Texas LLC (joint venture)	1,951	—	—	2,598	—
Natuzzi Stores (UK) LTD (associate)	5,876	—	—	44	—
Natuzzi Design S.a.s. (other related party)	2,130	—	—	724	—
Natuzzi Arredamenti S.r.l. (other related party)	1,619	—	—	243	—
Natuzzi Sofa S.r.l. (other related party)	385	—	—	56	—
Total	38,651	431	—	7,966	75

All outstanding balances with these related parties are to be settled in cash within three months of the reporting date. None of the balances are secured. No guarantees have been given or received.